Mortgage Servicing Rights - Sensitivity to Changes in Market Interest Rates to Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (598)	$ (540)
Net fair value 50 basis points	(250)	(242)
Net fair value 25 basis points	(114)	(114)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	475	441
Net fair value 50 basis points	226	223
Net fair value 25 basis points	107	109
Down Scenario [Member] | Net sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(123)	(99)
Net fair value 50 basis points	(24)	(19)
Net fair value 25 basis points	(7)	(5)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	344	346
Net fair value 50 basis points	176	185
Net fair value 25 basis points	96	100
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(377)	(375)
Net fair value 50 basis points	(192)	(197)
Net fair value 25 basis points	(98)	(102)
Up Scenario [Member] | Net sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(33)	(29)
Net fair value 50 basis points	(16)	(12)
Net fair value 25 basis points	$ (2)	$ (2)